Redeemable noncontrolling Interests (Additional Information) (Details)	12 Months Ended
Dec. 31, 2021
Hoya Topco L L C [Member]
Noncontrolling Interest [Line Items]
Common units ownership	59.90%
Class A Common Stock
Noncontrolling Interest [Line Items]
Conversion Basis	one-to-one
Hoya Intermediate, LLC
Noncontrolling Interest [Line Items]
Common Stock Voting Power	40.10%